SCHEDULE OF INVESTMENTS

Delaware Ivy Securian Core Bond Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Industrials
Air Freight & Logistics – 0.6%
Brookfield Infrastructure Partners L.P., 5.000%(A)	280	$7,283

Total Industrials - 0.6%		7,283

TOTAL PREFERRED STOCKS – 0.6%		$7,283
(Cost: $7,000)

ASSET-BACKED SECURITIES	Principal
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.550%, 1-15-30 (B)	$4,729	4,601
Air Canada Enhanced Equipment Trust, Series 2020-2, Class A, 5.250%, 4-1-29 (B)	2,811	3,049
American Airlines Class B Pass-Through Certificates, Series 2016-3, 3.750%, 10-15-25	3,598	3,474
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class B, 4.950%, 2-15-25	929	915
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8-18-22	189	189
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.590%, 6-18-24	6,660	6,874
Bank of the West Auto Trust, Series 2017-1, Class D, 3.210%, 4-15-25 (B)	4,500	4,561
British Airways Pass-Through Trust, Series 2019-1A, 3.350%, 6-15-29 (B)	2,933	2,936
British Airways Pass-Through Trust, Series 2020-1A, 4.250%, 11-15-32 (B)	1,378	1,483

British Airways Pass-Through Trust, Series 2020-1B, 8.375%, 11-15-28 (B)	575	665
CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11-15-23	3,700	3,766
Chesapeake Funding II LLC, Series 2018-1, Class C, 3.570%, 4-15-30 (B)	3,100	3,107
CommonBond Student Loan Trust, Series 2017-BGS, Class C:
4.440%, 9-25-42 (B)	81	85
2.540%, 1-25-47 (B)	4,800	4,920
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12-10-28	6,838	8,011
6.943%, 1-10-30	2,978	3,624
Delta Air Lines, Inc. Pass-Through Certificates, Series 2015-1, Class B, 4.250%, 7-30-23	1,628	1,660
Delta Air Lines, Inc. Pass-Through Certificates, Series 2020A, Class B, 2.500%, 6-10-28	4,548	4,622
Drive Auto Receivables Trust, Series 2017-3, Class D, 3.530%, 12-15-23 (B)	366	370
Drive Auto Receivables Trust, Series 2018-5, Class C, 3.990%, 1-15-25	6,692	6,776
Earnest Student Loan Program LLC, Series 2016-B, Class A2, 3.020%, 5-25-34 (B)	284	284
Earnest Student Loan Program LLC, Series 2017-A, Class B, 3.590%, 1-25-41 (B)	291	292
GM Financial Securitized Term Auto Receivables Trust, Series 2018-1, Class C, 2.770%, 7-17-23	1,400	1,412

Hawaiian Airlines, Inc. Pass-Through Certificates, Series 2013-1, Class B, 4.950%, 1-15-22	3,467	3,462
Invitation Homes Trust, Series 2018-SFR2 (1-Month U.S. LIBOR plus 128 bps), 1.353%, 6-17-37 (B)(C)	4,000	4,006
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class B (1-Month U.S. LIBOR plus 80 bps), 0.873%, 12-15-37 (B)(C)	3,000	2,999
Navient Student Loan Trust, Series 2021-A, Class A, 0.840%, 5-15-69 (B)	3,385	3,379
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 2-10-32 (B)	4,000	4,082
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3, 0.460%, 8-15-24 (B)	2,000	2,004
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class B, 0.770%, 12-15-25 (B)	3,250	3,258
Santander Drive Auto Receivables Trust, Series 2018-2, Class E, 5.020%, 9-15-25	5,000	5,175
SoFi Professional Loan Program LLC, Series 2017-F, Class A-2FX, 2.840%, 1-25-41 (B)	2,841	2,905
SoFi Professional Loan Program LLC, Series 2018-A, Class A-2B, 2.950%, 2-25-42 (B)	2,156	2,198
U.S. Airways, Inc., Series 2013-1, Class B, 5.375%, 11-15-21	1,196	1,200

United Airlines Pass-Through Certificates, Series 2014-1B, 4.750%, 4-11-22	1,760	1,789
United Airlines Pass-Through Certificates, Series 2014-2B, 4.625%, 9-3-22	2,604	2,662
United Airlines Pass-Through Certificates, Series 2016-1, Class B, 3.650%, 1-7-26	3,344	3,320
United Airlines Pass-Through Certificates, Series 2019-2, Class B, 3.500%, 5-1-28	2,880	2,851
United Airlines Pass-Through Certificates, Series 2020-1A, 5.875%, 10-15-27	7,137	7,919
Volvo Financial Equipment Trust, Series 2018-1, Class C, 3.060%, 12-15-25 (B)	2,600	2,617

TOTAL ASSET-BACKED SECURITIES – 10.2%		$123,502
(Cost: $121,072)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 1.1%
CCO Holdings LLC and CCO Holdings Capital Corp., 4.500%, 5-1-32	7,500	7,798
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 3.300%, 4-1-27	4,620	5,095
Videotron Ltd., 3.625%, 6-15-29(B)	1,000	1,021
		13,914
Integrated Telecommunication Services – 2.0%
AT&T, Inc.:
2.300%, 6-1-27	3,100	3,209
3.650%, 6-1-51	3,100	3,226
3.550%, 9-15-55(B)	9,512	9,558
Verizon Communications, Inc., 3.550%, 3-22-51	7,485	8,008
		24,001
Wireless Telecommunication Service – 0.2%
Crown Castle Towers LLC, 4.241%, 7-15-28(B)	1,800	2,031

Total Communication Services - 3.3%		39,946
Consumer Staples
Agricultural Products – 0.3%
Ingredion, Inc., 3.900%, 6-1-50	2,800	3,156

Packaged Foods & Meats – 0.6%
Bunge Ltd. Finance Corp.:
1.630%, 8-17-25	2,475	2,507

2.750%, 5-14-31	4,750	4,806
		7,313
Tobacco – 0.2%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.), 5.800%, 2-14-39	1,905	2,357

Total Consumer Staples - 1.1%		12,826
Energy
Integrated Oil & Gas – 0.6%
Equinor ASA (GTD by Equinor Energy AS), 3.000%, 4-6-27	6,600	7,178

Oil & Gas Exploration & Production – 0.4%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.) (3-Month U.S. LIBOR plus 277.75 bps), 2.912%, 6-1-67(C)	5,750	5,243

Oil & Gas Refining & Marketing – 1.6%
HollyFrontier Corp., 2.625%, 10-1-23	6,500	6,725
Marathon Petroleum Corp., 5.850%, 12-15-45	4,727	6,191
Valero Energy Corp. (3-Month U.S. LIBOR plus 115 bps), 1.269%, 9-15-23(C)	6,500	6,512
		19,428
Oil & Gas Storage & Transportation – 4.0%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.):
3.375%, 2-1-23	856	884
4.950%, 12-15-24	4,051	4,533
5.950%, 6-1-26	1,496	1,776
4.450%, 7-15-27	2,365	2,674
EQT Midstream Partners L.P., 6.500%, 7-15-48	2,225	2,386
Gray Oak Pipeline LLC, 3.450%, 10-15-27(B)	8,835	9,301
Midwest Connector Capital Co. LLC, 3.625%, 4-1-22(B)	6,000	6,102
MPLX L.P. (3-Month U.S. LIBOR plus 110 bps), 1.223%, 9-9-22(C)	2,520	2,522
NGPL PipeCo LLC, 3.250%, 7-15-31(B)	4,750	4,900
Rattler Midstream L.P., 5.625%, 7-15-25(B)	2,500	2,631
Sabine Pass Liquefaction LLC, 4.500%, 5-15-30	3,000	3,466
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 6.850%, 2-15-40	1,265	1,622
Tennessee Gas Pipeline Co., 8.375%, 6-15-32	3,200	4,713
		47,510

Total Energy - 6.6%		79,359
Financials
Asset Management & Custody Banks – 2.0%
Apollo Management Holdings L.P., 2.650%, 6-5-30(B)	4,700	4,818
Main Street Capital Corp., 3.000%, 7-14-26	6,200	6,377

Owl Rock Technology Finance Corp. and Owl Rock Technology Advisors LLC, 3.750%, 6-17-26(B)	4,750	4,999
Pine Street Trust I, 4.572%, 2-15-29	3,000	3,442
State Street Corp., 2.200%, 3-3-31	4,947	4,990
		24,626
Consumer Finance – 1.4%
Discover Bank, 3.450%, 7-27-26	3,975	4,344
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 0.770%, 3-8-24	4,250	4,282
Hyundai Capital America:
3.250%, 9-20-22(B)	3,662	3,774
2.850%, 11-1-22(B)	4,500	4,629
		17,029
Diversified Banks – 3.8%
Bank of America Corp., 1.922%, 10-24-31	7,500	7,317
Citizens Bank N.A. (3-Month U.S. LIBOR plus 95 bps), 1.096%, 3-29-23(C)	10,400	10,531
Compass Bank, 3.875%, 4-10-25	6,750	7,441
HSBC Holdings plc, 3.262%, 3-13-23	3,600	3,673
U.S. Bancorp:
3.000%, 7-30-29	2,700	2,928
5.300%, 12-29-49	1,675	1,892
Wells Fargo & Co.:
3.000%, 10-23-26	1,500	1,619
2.393%, 6-2-28	10,000	10,378
		45,779
Diversified Capital Markets – 0.9%
Macquarie Group Ltd., 2.691%, 6-23-32(B)	10,825	10,877

Investment Banking & Brokerage – 1.3%
Charles Schwab Corp. (The), 4.625%, 12-29-49	4,200	4,268
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 78 bps), 0.966%, 10-31-22(C)(D)	5,780	5,794
LPL Holdings, Inc., 4.375%, 5-15-31(B)	2,700	2,737
Morgan Stanley:
5.500%, 7-28-21	990	994
3.125%, 7-27-26	1,400	1,518
		15,311
Life & Health Insurance – 1.7%
Equitable Financial Life Insurance Co., 1.400%, 7-7-25(B)	5,850	5,905
Security Benefit Global Funding, 1.250%, 5-17-24(B)	5,450	5,461
Teachers Insurance & Annuity Association of America, 4.270%, 5-15-47(B)	5,000	5,996
Unum Group, 5.750%, 8-15-42	2,324	2,908
		20,270
Multi-Line Insurance – 0.4%
Athene Global Funding, 2.800%, 5-26-23(B)	5,000	5,212

Other Diversified Financial Services – 1.6%
Citigroup, Inc., 3.875%, 5-18-69	2,750	2,815
Jefferies Group LLC and Jefferies Group Capital Finance, Inc., 4.150%, 1-23-30	2,915	3,273
JPMorgan Chase & Co.:
1.764%, 11-19-31	5,000	4,799
4.600%, 8-1-68	2,000	2,075
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps), 3.522%, 1-1-68(C)	5,672	5,693
		18,655
Regional Banks – 1.3%
Regions Financial Corp., 3.800%, 8-14-23	2,275	2,427
SVB Financial Group, 4.100%, 5-15-69	4,500	4,567
Synovus Financial Corp., 3.125%, 11-1-22	5,680	5,843
Truist Financial Corp., 5.050%, 12-15-68	2,765	2,862
		15,699
Specialized Finance – 0.1%
Ashtead Capital, Inc., 4.000%, 5-1-28(B)	900	948

Total Financials - 14.5%		174,406
Health Care
Health Care Facilities – 1.0%
New York and Presbyterian Hospital (The):
2.256%, 8-1-40	7,950	7,517
2.606%, 8-1-60	1,600	1,495
NYU Hospitals Center, 4.428%, 7-1-42	2,315	2,809
		11,821
Health Care Services – 0.5%
Cigna Corp., 4.900%, 12-15-48	4,963	6,403

Pharmaceuticals – 0.9%
Johnson & Johnson, 2.250%, 9-1-50	4,600	4,311
Upjohn, Inc.:
2.300%, 6-22-27(B)	3,400	3,474
3.850%, 6-22-40(B)	2,430	2,588
		10,373

Total Health Care - 2.4%		28,597
Industrials
Aerospace & Defense – 0.6%
Leidos, Inc. (GTD by Leidos Holdings, Inc.):
2.950%, 5-15-23	4,665	4,865
7.125%, 7-1-32	1,500	2,040
		6,905
Airlines – 1.9%
American Airlines, Inc. and AAdvantage Loyalty IPLtd. (GTD by American Airlines Group, Inc.):
5.500%, 4-20-26(B)	4,000	4,240
5.750%, 4-20-29(B)	1,000	1,082
Hawaiian Brand Intellectual Property Ltd. and HawaiianMiles Loyalty Ltd., 5.750%, 1-20-26(B)	4,750	5,106
JetBlue Airways Corp.:
7.750%, 11-15-28	3,531	4,110
4.000%, 11-15-32	1,548	1,706

Spirit IP Cayman Ltd. and Spirit Loyalty Cayman Ltd. (GTD by Spirit Airlines, Inc.), 8.000%, 9-20-25(B)	1,650	1,869
U.S. Airways Group, Inc., Class A, 6.250%, 4-22-23	1,586	1,613
United Airlines, Inc., 4.625%, 4-15-29(B)	3,000	3,109
		22,835
Diversified Support Services – 0.4%
Block Financial LLC (GTD by H&R Block, Inc.), 2.500%, 7-15-28	4,800	4,827

Highways & Railtracks – 0.6%
Transurban Finance Co. Pty Ltd., 2.450%, 3-16-31(B)	7,700	7,760
Railroads – 0.5%
CSX Corp.:
4.750%, 11-15-48	950	1,234
4.250%, 11-1-66	4,175	5,166
		6,400

Total Industrials - 4.0%		48,727
Information Technology
Technology Hardware, Storage & Peripherals – 0.5%
Dell International LLC and EMC Corp., 4.900%, 10-1-26	5,000	5,776

Total Information Technology - 0.5%		5,776
Materials
Diversified Metals & Mining – 0.4%
FMG Resources (August 2006) Pty Ltd., 4.375%, 4-1-31(B)	4,500	4,820

Metal & Glass Containers – 0.8%
Triton Container International Ltd.:
2.050%, 4-15-26(B)	5,760	5,796
3.150%, 6-15-31(B)	3,610	3,634
		9,430

Total Materials - 1.2%		14,250
Real Estate
Specialized REITs – 0.3%
American Tower Corp., 3.070%, 3-15-23(B)	3,100	3,115

Total Real Estate - 0.3%		3,115
Utilities
Electric Utilities – 5.6%
Cleco Corporate Holdings LLC, 3.743%, 5-1-26(E)	2,200	2,404
Entergy Mississippi, Inc., 3.250%, 12-1-27	2,750	2,984
Entergy Texas, Inc., 3.450%, 12-1-27	3,600	3,910
Eversource Energy, 3.800%, 12-1-23	3,550	3,812
Exelon Corp.:
4.050%, 4-15-30	2,500	2,850
4.700%, 4-15-50	3,340	4,229
Exelon Generation Co. LLC, 3.250%, 6-1-25	3,475	3,750
FirstEnergy Transmission LLC, 5.450%, 7-15-44(B)	3,871	4,837
Florida Power & Light Co., 2.850%, 4-1-25	3,155	3,375

Florida Power & Light Co. (3-Month U.S. LIBOR plus 38 bps), 0.564%, 7-28-23(C)	4,000	4,000
Indianapolis Power & Light Co., 4.700%, 9-1-45(B)	3,150	3,917
IPALCO Enterprises, Inc., 3.700%, 9-1-24	2,650	2,854
MidAmerican Energy Co., 4.250%, 7-15-49	3,500	4,417
PacifiCorp, 3.300%, 3-15-51	3,335	3,546
PPL Capital Funding, Inc. (GTD by PPL Corp.) (3-Month LIBOR plus 266.5 bps), 2.812%, 3-30-67(C)	4,972	4,900
Vistra Operations Co. LLC, 5.625%, 2-15-27(B)	4,249	4,414
Xcel Energy, Inc., 3.500%, 12-1-49	6,850	7,424
		67,623
Gas Utilities – 1.3%
AGL Capital Corp., 3.875%, 11-15-25	7,050	7,773
El Paso Natural Gas Co. LLC, 8.375%, 6-15-32(E)	2,000	2,948
Piedmont Natural Gas Co., Inc., 3.350%, 6-1-50	4,400	4,547
		15,268
Independent Power Producers & Energy Traders – 0.8%
AES Corp. (The):
3.300%, 7-15-25(B)	1,365	1,461
1.375%, 1-15-26(B)	3,730	3,695
3.950%, 7-15-30(B)	3,670	4,025
		9,181
Multi-Utilities – 3.3%
Ameren Corp., 3.500%, 1-15-31	6,775	7,427
Dominion Energy, Inc., 2.715%, 8-15-21(E)	9,000	9,026
DT Midstream, Inc.:
4.125%, 6-15-29(B)	3,200	3,253
4.375%, 6-15-31(B)	1,600	1,637
East Ohio Gas Co. (The):
1.300%, 6-15-25(B)	3,375	3,407
3.000%, 6-15-50(B)	4,110	4,086
Pacific Gas and Electric Co.:
1.750%, 6-16-22	4,800	4,798
4.500%, 7-1-40	6,359	6,373
		40,007

Total Utilities - 11.0%		132,079

TOTAL CORPORATE DEBT SECURITIES – 44.9%		$539,081
(Cost: $513,832)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities - 4.2%
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A (Mortgage spread to 10-year U.S. Treasury index), 4.325%, 8-15-46(B)(C)	4,130	4,876

Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2018-TBR, Class A (1-Month U.S. LIBOR plus 83 bps), 0.903%, 12-15-36(B)(C)	10,000	9,994
Credit Suisse Mortgage Capital Trust, Series 2014-USA, Class A-1, 3.304%, 9-15-37(B)	1,340	1,415
Credit Suisse Mortgage Capital Trust, Series 2017-HL1, Class A12 (Mortgage spread to 10-year U.S. Treasury index), 3.500%, 6-25-47(B)(C)	3,536	3,607
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR (Mortgage spread to 5-year U.S. Treasury index), 3.440%, 11-5-34(B)(C)	1,000	985
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1, 6.057%, 6-11-39(B)	6	3
Invitation Homes Trust, Series 2018-SFR1 (1-Month U.S. LIBOR plus 125 bps), 1.332%, 3-17-37(B)(C)	4,500	4,507
Invitation Homes Trust, Series 2018-SFR3, Class A (1-Month U.S. LIBOR plus 100 bps), 1.082%, 7-17-37(B)(C)	4,524	4,530
Invitation Homes Trust, Series 2018-SFR3, Class D (1-Month U.S. LIBOR plus 165 bps), 1.732%, 7-17-37(B)(C)	3,488	3,492
JPMorgan Chase Comm Mortgage Securities Corp., Comm Mortgage Pass-Through Certs, Series 2016-JP4, Class A-4 (10-Year U.S. Treasury index plus 110 bps), 3.648%, 12-15-49(C)	575	635
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2017-JP5, Class A-5, 3.723%, 3-15-50	1,500	1,665
Mellon Residential Funding Corp., Series 1998-2, Class B-1, 6.750%, 6-25-28	1	1
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724%, 6-15-50	4,000	4,360
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5, 3.580%, 12-15-50	7,000	7,716

UBS Commercial Mortgage Trust, Series 2017-C7, Class AS (Mortgage spread to 10-year U.S. Treasury index), 4.061%, 12-15-50(C)	2,300	2,548
		50,334
Other Mortgage-Backed Securities - 13.8%
Agate Bay Mortgage Loan Trust 2015-6, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 3.626%, 9-25-45(B)(C)	4,357	4,498
Agate Bay Mortgage Loan Trust 2016-1, Class B1 (Mortgage spread to 7-year U.S. Treasury index), 3.700%, 12-25-45(B)(C)	5,017	5,266
Agate Bay Mortgage Loan Trust, Series 2013-1, Class B4 (Mortgage spread to 10-year U.S. Treasury index), 3.605%, 7-25-43(B)(C)	1,483	1,476
Agate Bay Mortgage Loan Trust, Series 2015-5, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.610%, 7-25-45(B)(C)	2,010	2,047
ASMR Trust, Series 2021-SFR2, Class D, 2.278%, 8-17-26(B)	2,750	2,750
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11-25-29	21	16
Bellemeade Re Ltd., Series 2018-1A, Class M1B (1-Month U.S. LIBOR plus 160 bps), 1.692%, 4-25-28(B)(C)	2,179	2,180
Bellemeade Re Ltd., Series 2020-4A, Class M2A (1-Month U.S. LIBOR plus 260 bps), 2.692%, 6-25-30(B)(C)	3,038	3,039
CHL Mortgage Pass-Through Trust, Series 2004-J4, 5.250%, 5-25-34	45	44
Citigroup Mortgage Loan Trust, Series 2018-RP1 (3-year U.S. Treasury index plus 60 bps):
3.493%, 10-25-43(B)(C)	1,941	1,951
3.000%, 9-25-64(B)(C)	2,202	2,271
Citigroup Mortgage Loan Trust, Series 2021-INV1, Class A7A, 2.500%, 5-25-51(B)(C)	5,350	5,489
COLT Funding LLC Mortgage Loan Trust, Series 2019-3, Class A1 (Mortgage spread to 2-year U.S. Treasury index), 2.764%, 8-25-49(B)(C)	1,979	1,979
CommonBond Student Loan Trust, Series 2017-BGS, Class C, 1.200%, 3-25-52(B)	2,076	2,071
Credit Suisse Mortgage Trust, Series 2013-7, Class B4 (Mortgage spread to 1-year U.S. Treasury index), 3.541%, 8-25-43(B)(C)	2,422	2,469

Eagle Re Ltd., Series 2020-1, Class M1B (1-Month U.S. LIBOR plus 145 bps), 1.542%, 1-25-30(B)(C)	10,721	10,666
Eagle Re Ltd., Series 2020-2, Class M1B (ICE LIBOR plus 400 bps), 4.092%, 10-25-30(B)(C)	1,750	1,761
Earnest Student Loan Program LLC, Series 2016-D, Class A2, 2.720%, 1-25-41(B)	1,225	1,227
FirstKey Homes, Series 2021-SFR1, Class B, 1.788%, 8-17-28(B)	4,800	4,800
Flagstar Mortgage Trust, Series 2021-5INV, Class A5, 2.500%, 3-25-28(B)(C)	6,375	6,495
Home Partners of America Trust, Series 2018-1, Class A (1-Month U.S. LIBOR plus 90 bps), 0.982%, 7-17-37(B)(C)	3,097	3,097
Invitation Homes Trust, Series 2018-SFR4, Class C (1-Month U.S. LIBOR plus 140 bps), 1.482%, 1-17-38(B)(C)	13,100	13,135
JPMorgan Mortgage Trust, Series 2004-A3, Class 4-A-2 (Mortgage spread to 10-year U.S. Treasury index), 2.297%, 7-25-34(C)	7	7
JPMorgan Mortgage Trust, Series 2013-2, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.606%, 5-25-43(B)(C)	1,073	1,084
JPMorgan Mortgage Trust, Series 2013-2, Class B4 (Mortgage spread to 5-year U.S. Treasury index), 3.606%, 5-25-43(B)(C)	669	675
JPMorgan Mortgage Trust, Series 2016-3, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.309%, 10-25-46(B)(C)	2,486	2,516
JPMorgan Mortgage Trust, Series 2017-4, Class A-13 (Mortgage spread to 10-year U.S. Treasury index):
3.500%, 11-25-48(B)(C)	6,517	6,681
2.500%, 8-25-51(B)	6,000	6,057
Kubota Credit Owner Trust, Series 2020-2A, Class A2, 0.410%, 6-15-23(B)	4,044	4,048
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.720%, 12-15-49	320	356
Morgan Stanley Capital I Trust, Series 2012-STAR, Class B, 3.451%, 8-5-34(B)	930	932
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10 (1-Month U.S. LIBOR plus 325 bps), 3.342%, 10-15-49(B)(C)	1,000	1,014

Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7 (1-Month U.S. LIBOR plus 170 bps), 1.792%, 10-15-49(B)(C)	1,006	1,006
Navient Student Loan Trust, Series 2020-HA, Class A, 1.310%, 1-15-69(B)	4,264	4,292
Navient Student Loan Trust, Series 2021-BA, Class A, 0.940%, 7-15-69(B)	6,441	6,438
ONE Park Mortgage Trust, Series 2021-PARK, Class A (1-Month U.S. LIBOR plus 70 bps), 0.801%, 3-15-36(B)(C)	7,500	7,502
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A (1-Month U.S. LIBOR plus 290 bps), 3.011%, 2-27-24(B)(C)	6,250	6,307
Progress Residential Trust, Series 2018-SFR3, Class C, 4.178%, 10-17-35(B)	5,000	5,033
Prudential Home Mortgage Securities, Series 1994A, Class 5B (Mortgage spread to 2-year U.S. Treasury index), 6.730%, 4-28-24(B)(C)	—*	—*
Prudential Home Mortgage Securities, Series 1994E, Class 5B (Mortgage spread to 2-year U.S. Treasury index), 7.480%, 9-28-24(B)(C)	—*	—*
Radnor Re Ltd., Series 2020-1, Class M1B (1-Month U.S. LIBOR plus 145 bps), 1.542%, 1-25-30(B)(C)	4,650	4,659
Salomon Brothers Mortgage Securities VII, Inc., Series 1997-HUD, Class B-2 (Mortgage spread to 3-year U.S. Treasury index), 3.331%, 12-25-30(C)	733	138
Sequoia Mortgage Trust, Series 2012-5, Class B2 (Mortgage spread to 3-year U.S. Treasury index), 3.882%, 11-25-42(C)	1,848	1,876
Sequoia Mortgage Trust, Series 2015-3, Class B1 (Mortgage spread to 7-year U.S. Treasury index), 3.718%, 7-25-45(B)(C)	2,691	2,748
Shellpoint Co-Originator Trust, Series 2015-1, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.811%, 8-25-45(B)(C)	3,559	3,644
Sofi Mortgage Trust, Series 2016-1A, Class B2 (Mortgage spread to 2-year U.S. Treasury index), 3.111%, 11-25-46(B)(C)	1,867	1,906
SoFi Professional Loan Program LLC, Series 2015-D, Class A-2, 2.720%, 10-27-36	1,227	1,241

SoFi Professional Loan Program LLC, Series 2017-D, Class A-2FX, 2.650%, 9-25-40	1,382	1,412
SoFi Professional Loan Program LLC, Series 2020-C, Class A-FX, 1.950%, 2-15-46(B)	1,870	1,898
Structured Asset Mortgage Investments, Inc., Series 1998-2, Class B, 6.750%, 5-2-30	3	—*
Structured Asset Mortgage Investments, Inc., Series 1998-2, Class C, 6.750%, 5-2-30	2	—*
Towd Point Mortgage Trust, Series 2015-2, Class 2-M2 (Mortgage spread to 7-year U.S. Treasury index), 4.060%, 11-25-57(B)(C)	7,050	7,532
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11-17-39(B)	2,475	2,460
Winwater Mortgage Loan Trust 2015-B1 (Mortgage spread to 10-year U.S. Treasury index), 3.760%, 8-20-45(B)(C)	4,775	4,822
		167,011

TOTAL MORTGAGE-BACKED SECURITIES – 18.0%		$217,345
(Cost: $215,236)

MUNICIPAL BONDS - TAXABLE
Alabama – 0.4%
Muni Elec Auth of GA, Plant Vogtle Units 3 & 4 Proj M Bonds, Ser 2010A, 6.655%, 4-1-57	2,933	4,523
New York – 0.7%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser, 4.926%, 10-1-51	2,690	3,735
Port Auth of NY & NJ Consolidated Bonds, Ser 174, 4.458%, 10-1-62	3,710	4,877
		8,612
Washington – 0.1%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A, 5.450%, 9-1-40	1,205	1,638

TOTAL MUNICIPAL BONDS - TAXABLE – 1.2%		$14,773
(Cost: $11,222)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations - 8.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 5.300%, 1-15-33	32	37

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 215 bps), 2.242%, 12-25-30(B)(C)	5,000	5,056
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 280 bps), 4.892%, 5-25-28(C)	2,845	2,945
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 330 bps), 3.392%, 10-25-27(C)	8,025	8,135
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 380 bps), 3.892%, 3-25-29(C)	3,747	3,880
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps), 4.542%, 4-25-30(C)	1,250	1,313
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 455 bps), 4.642%, 10-25-24(C)	752	765
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 515 bps), 5.242%, 11-25-28(C)	2,622	2,745
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 555 bps), 5.642%, 7-25-28(C)	4,981	5,218
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 95 bps), 1.042%, 10-25-29(C)	5,700	5,485
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 30-year U.S. Treasury index), 4.000%, 8-25-56(B)(C)	1,466	1,489
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index), 4.000%, 7-25-56(C)	5,830	5,892
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.500%, 5-25-45	1,166	1,170
3.000%, 10-25-46	303	300
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 300 bps), 3.092%, 10-25-29(C)	2,674	2,757

Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 365 bps), 3.742%, 9-25-29(C)	1,732	1,794
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 430 bps), 4.392%, 2-25-25(C)	822	841
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 440 bps), 4.492%, 1-25-24(C)	2,008	2,076
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps), 4.542%, 1-25-29(C)	3,522	3,688
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 550 bps), 5.592%, 9-25-29(C)	2,650	2,883

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.000%, 9-1-22	47	50
5.000%, 7-1-23	18	19
6.000%, 8-1-23	18	19
5.500%, 2-1-24	9	10
4.500%, 4-1-25	34	36
3.500%, 11-1-25	90	96
3.500%, 6-1-26	169	180
2.500%, 11-1-27	354	371
6.000%, 8-1-29	14	15
7.500%, 5-1-31	11	12
7.000%, 9-1-31	3	3
7.000%, 11-1-31	41	46
6.500%, 12-1-31	4	5
6.500%, 2-1-32	45	53
7.000%, 2-1-32	29	34
7.000%, 3-1-32	50	60
6.500%, 4-1-32	7	9
6.500%, 5-1-32	12	13
6.500%, 7-1-32	5	5
6.500%, 8-1-32	8	9
6.000%, 9-1-32	8	9
6.500%, 9-1-32	18	20
6.000%, 10-1-32	146	172
6.500%, 10-1-32	16	18
6.000%, 11-1-32	135	161
3.500%, 12-1-32	709	764
6.000%, 3-1-33	168	196
5.500%, 4-1-33	152	175
5.500%, 5-1-33	9	10
6.000%, 6-1-33	26	29
6.500%, 8-1-33	8	9
6.000%, 10-1-33	33	37
6.000%, 12-1-33	39	46
5.500%, 1-1-34	29	34
5.500%, 1-1-34	27	31
6.000%, 1-1-34	17	20
5.000%, 3-1-34	4	5
5.500%, 3-1-34	13	15
5.500%, 4-1-34	9	11
5.000%, 5-1-34	3	3
6.000%, 8-1-34	28	31
5.500%, 9-1-34	84	94
6.000%, 9-1-34	29	35
6.500%, 9-1-34	27	30
5.500%, 11-1-34	108	122
6.000%, 11-1-34	64	73
6.500%, 11-1-34	2	3
5.000%, 12-1-34	151	173
5.500%, 1-1-35	96	111
5.500%, 1-1-35	20	22
5.500%, 2-1-35	263	304
5.500%, 2-1-35	26	30
6.500%, 3-1-35	67	79
5.500%, 4-1-35	69	80
4.500%, 5-1-35	76	83
5.500%, 6-1-35	2	3
4.500%, 7-1-35	80	88
5.000%, 7-1-35	170	194
5.000%, 7-1-35	36	41
5.500%, 7-1-35	22	24
5.500%, 8-1-35	3	4
5.500%, 10-1-35	102	116
5.500%, 11-1-35	42	48
5.000%, 2-1-36	15	17
5.500%, 2-1-36	18	21
6.500%, 2-1-36	11	12
5.500%, 9-1-36	81	94
5.500%, 11-1-36	27	31
6.000%, 11-1-36	21	25
6.000%, 1-1-37	19	23
6.000%, 5-1-37	47	56
5.500%, 6-1-37	27	31
6.000%, 8-1-37	27	31
7.000%, 10-1-37	15	16
5.000%, 4-1-38	94	108
6.000%, 10-1-38	66	78

4.500%, 6-1-39	57	64
5.000%, 12-1-39	163	187
5.500%, 12-1-39	80	93
5.000%, 3-1-40	345	395
4.500%, 10-1-40	248	276
4.000%, 12-1-40	301	328
3.500%, 4-1-41	828	898
4.000%, 4-1-41	542	599
4.500%, 4-1-41	814	909
5.000%, 4-1-41	95	108
4.500%, 7-1-41	356	396
4.000%, 8-1-41	269	293
4.000%, 9-1-41	388	424
4.000%, 10-1-41	515	563
3.500%, 11-1-41	1,281	1,392
3.500%, 1-1-42	360	390
3.500%, 8-1-42	851	923
3.000%, 9-1-42	984	1,049
3.500%, 1-1-43	429	464
3.500%, 2-1-43	730	803
3.000%, 5-1-43	1,353	1,440
4.000%, 1-1-44	577	643
4.000%, 4-1-44	1,284	1,412
3.500%, 5-1-45	726	774
3.500%, 6-1-45	729	787
3.500%, 7-1-45	712	764
3.500%, 8-1-45	463	488
3.500%, 9-1-45	560	601
3.000%, 1-1-46	1,213	1,274
4.000%, 2-1-47	300	321
Government National Mortgage Association Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index), 0.004%, 6-17-45(C)(F)	146	—*
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7-15-24	18	19
4.000%, 8-20-31	356	390
5.000%, 7-15-33	51	59
5.000%, 7-15-34	37	42
5.500%, 12-15-34	55	64
5.000%, 1-15-35	66	77
3.250%, 11-20-35	435	460
5.000%, 12-15-35	111	125
4.000%, 6-20-36	592	633
5.500%, 7-15-38	54	63
5.500%, 10-15-38	79	92
5.000%, 12-15-39	61	70
5.000%, 1-15-40	334	386
4.500%, 6-15-40	171	194
5.000%, 7-15-40	63	71
4.000%, 12-20-40	274	301
4.000%, 1-15-41	254	282
4.000%, 10-15-41	146	162
3.500%, 10-20-43	614	659
4.000%, 12-20-44	205	223
3.500%, 2-20-45	812	873
3.000%, 3-15-45	1,499	1,573
3.500%, 4-20-46	312	330
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 1995-1, Class 2, 7.793%, 2-15-25	4	4
U.S. Dept of Veterans Affairs, Gtd REMIC Pass-Through Certs, Vendee Mortgage Trust, Series 1995-1, Class 1 (Mortgage spread to 3-year U.S. Treasury index), 6.136%, 2-15-25(C)	21	23

Uniform Mortgage Back Security:
5.000%, 4-1-23	24	26
3.500%, 8-1-26	159	170
2.500%, 3-1-28	208	218
2.500%, 4-1-28	194	203
5.000%, 5-1-29	17	19
3.500%, 5-1-32	421	447
6.500%, 9-1-32	14	16
6.000%, 11-1-33	22	26
5.500%, 5-1-34	185	214
6.500%, 5-1-34	70	83
5.500%, 6-1-34	51	59
5.000%, 9-1-34	—*	—*
5.500%, 9-1-34	1	1
5.500%, 10-1-34	99	114
5.500%, 7-1-35	23	27
5.000%, 8-1-35	18	21
5.500%, 10-1-35	29	33
5.000%, 11-1-35	42	48
5.000%, 12-1-35	13	15
6.500%, 7-1-36	7	7
7.000%, 12-1-37	20	23
5.500%, 3-1-38	94	109
5.500%, 2-1-39	142	165
5.000%, 11-1-39	53	61
5.000%, 1-1-40	385	441
5.000%, 4-1-40	65	74
5.000%, 8-1-40	80	92
4.000%, 10-1-40	164	178
4.000%, 11-1-40	345	385
4.500%, 1-1-41	224	247
4.000%, 2-1-41	646	710
4.000%, 3-1-41	218	242
4.500%, 3-1-41	144	161
4.500%, 4-1-41	437	487
4.000%, 6-1-41	236	262
4.000%, 8-1-41	130	143
4.000%, 11-1-41	1,410	1,543
3.000%, 8-1-42	576	613
3.500%, 8-1-42	586	636
3.000%, 1-1-43	762	814
3.000%, 2-1-43	991	1,065
		100,041

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 8.3%		$100,041
(Cost: $98,606)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 15.5%
U.S. Treasury Bonds: 5.375%, 2-15-31(G)	4,940	6,720
1.375%, 11-15-40	15,000	13,480
1.875%, 2-15-41	12,000	11,750
1.625%, 11-15-50	4,000	3,594
1.875%, 2-15-51	10,226	9,763
U.S. Treasury Notes: 0.250%, 5-15-24	3,750	3,730
0.250%, 6-15-24	13,925	13,841
1.750%, 12-31-24	5,475	5,698
1.375%, 1-31-25	10,000	10,276
0.750%, 4-30-26	8,135	8,095
0.750%, 5-31-26(D)	37,660	37,448
0.625%, 12-31-27	37,000	35,779
0.750%, 1-31-28	6,300	6,135
1.125%, 2-29-28	8,400	8,376
1.250%, 5-31-28	5,200	5,214
1.625%, 5-15-31	7,515	7,631
		187,530

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 15.5%		$187,530
(Cost: $186,038)

SHORT-TERM SECURITIES	Shares
Money Market Funds (I) - 2.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(H)	643	643
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	23,851	23,851
		24,494

TOTAL SHORT-TERM SECURITIES – 2.0%		$24,494
(Cost: $24,494)

TOTAL INVESTMENT SECURITIES – 100.7%		$1,214,049
(Cost: $1,177,500)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(8,207)

NET ASSETS – 100.0%		$1,205,842

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $427,901 or 35.5% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	All or a portion of securities with an aggregate value of $24,544 are on loan.

(E)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	All or a portion of securities with an aggregate value of $3,877 have been pledged as collateral on open futures contracts.

(H)	Investment made with cash collateral received from securities on loan.

(I)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following futures contracts were outstanding at June 30, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Ultra Treasury Note	Short	271	9-21-21	27,100	$(39,892)	$(702)
U.S. Treasury Long Bond	Long	520	9-21-21	52,000	83,590	2,403
U.S. Treasury Ultra Long Bond	Short	62	9-21-21	6,200	(11,947)	(515)
U.S. 5-Year Treasury Note	Long	526	9-30-21	52,600	64,924	(157)

					$96,675	$1,029

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$7,283	$—	$—
Asset-Backed Securities	—	123,502	—
Corporate Debt Securities	—	539,081	—
Mortgage-Backed Securities	—	217,345	—
Municipal Bonds	—	14,773	—
United States Government Agency Obligations	—	100,041	—
United States Government Obligations	—	187,530	—
Short-Term Securities	24,494	—	—
Total	$31,777	$1,182,272	$—

Futures Contracts	$2,403	$—	$—

Liabilities
Futures Contracts	$1,374	$—	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,177,500

Gross unrealized appreciation	43,476

Gross unrealized depreciation	(6,927)
Net unrealized appreciation	$36,549